CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (11,614)	$ (6,587)	$ (7,592)	$ (3,173)	$ (10,807)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	5,278	4,978	10,220	9,982	9,620
Amortization of loan origination fees	191	307	746	749	140
Gain on disposal of fixed assets	(48)	(5)	(20)	5	15
Loss on modification and partial extinguishment of debt	1,536		1,702
Stock-based compensation expense	9,255	343	4,514	568	246
Deferred taxes			69	(2,537)	(3,326)
Accounts receivable	17,711	1,283	(24,116)	(17,245)	(5,252)
Prepayments and other current assets	229	1,743	(2,174)	(2,779)	(1,173)
Other non-current assets	214	(1,570)	(2,453)	(857)	97
Accounts payable	663	835	1,443	(262)	(640)
Accrued expenses and other liabilities	(8,557)	(2,731)	10,882	1,712	3,068
Income taxes payable (receivable)	(264)	(229)	614	161	(56)
Deferred revenue	12,013	7,662	28,021	20,216	11,628
Changes in operating assets and liabilities, net of acquisition:
Net cash provided by operating activities	26,607	6,029	21,856	6,540	3,560
Investing activities
Purchase of property and equipment	(1,405)	(1,263)	(2,711)	(1,263)	(1,232)
Proceeds from sale of property and equipment	8	109	190	8	133
Cash paid for acquisition, net of cash acquired					(15,209)
Net cash used in investing activities	(1,397)	(1,154)	(2,521)	(1,255)	(16,308)
Financing activities
Proceeds from line of credit					10,000
Repayments of line of credit				(10,000)
Proceeds from term loan			50,000	115,000
Repayments of term loan			(90,000)	(105,000)
Repayment of debt	(60,000)
Prepayment penalty and fees	(300)		(1,390)
Proceeds from borrowing		50,000
Dividend payments		(50,387)	(50,387)
Debt issuance costs		(1,494)	(1,384)	(3,083)
Proceeds from issuance of equity, net			171,980	1,329	307
Repurchase of equity shares	(1)	(442)	(658)	(226)	(458)
Exercise of stock options	893	136	359	18
Net cash provided by (used in) financing activities	(59,408)	(2,187)	78,520	(1,962)	9,849
(Decrease) increase in cash	(34,198)	2,688	97,855	3,323	(2,899)
Cash, cash equivalents and restricted cash, beginning of period	116,127	18,272	18,272	14,949	17,848
Cash, cash equivalents and restricted cash, end of period	81,929	20,960	116,127	18,272	14,949
Supplemental disclosure of cash flow information:
Cash paid for interest	2,401	5,882	16,628	5,848	3,648
Cash paid for income taxes	723	374	1,612	406	771
Conversion of redeemable convertible preferred stock to common stock			173,429
Conversion of prepaid incentive units to common stock (Note 7)	$ 65	$ 21	$ 78	89	$ 62
Forgiveness of liability to controlling entity				$ 459